Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
January 31, 2022

Dates Covered
Collections Period	01/01/22 - 01/31/22
Interest Accrual Period	01/18/22 - 02/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	02/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/21	399,070,998.06	23,673
Yield Supplement Overcollateralization Amount 12/31/21	16,120,937.04	0
Receivables Balance 12/31/21	415,191,935.10	23,673
Principal Payments	18,683,878.00	981
Defaulted Receivables	319,367.06	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/22	13,776,727.72	0
Pool Balance at 01/31/22	382,411,962.32	22,677

Pool Statistics	$ Amount	# of Accounts
Pool Factor	44.23%
Prepayment ABS Speed	1.35%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,890,421.22	101
Past Due 61-90 days	442,287.25	22
Past Due 91-120 days	163,376.74	8
Past Due 121+ days	0.00	0
Total	2,496,085.21	131

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.63%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.15%
Delinquency Trigger Occurred	NO

Recoveries	274,071.98
Aggregate Net Losses/(Gains) - January 2022	45,295.08
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.13%
Prior Net Losses/(Gains) Ratio	0.35%
Second Prior Net Losses/(Gains) Ratio	-0.05%
Third Prior Net Losses/(Gains) Ratio	0.15%
Four Month Average	0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.21%

Overcollateralization Target Amount	4,397,737.57
Actual Overcollateralization	4,397,737.57
Weighted Average Contract Rate	3.67%
Weighted Average Contract Rate, Yield Adjusted	5.85%
Weighted Average Remaining Term	42.66

Flow of Funds	$ Amount
Collections	20,228,145.58
Investment Earnings on Cash Accounts	203.44
Servicing Fee	(345,993.28)
Transfer to Collection Account	-
Available Funds	19,882,355.74

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	199,186.38
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,069,719.26
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,397,737.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,168,006.28

Total Distributions of Available Funds	19,882,355.74

Servicing Fee	345,993.28
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 01/18/22	394,481,681.58
Principal Paid	16,467,456.83
Note Balance @ 02/15/22	378,014,224.75

Class A-1
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-2a
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-2b
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-3
Note Balance @ 01/18/22	279,401,681.58
Principal Paid	16,467,456.83
Note Balance @ 02/15/22	262,934,224.75
Note Factor @ 02/15/22	93.3052607%

Class A-4
Note Balance @ 01/18/22	76,830,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	76,830,000.00
Note Factor @ 02/15/22	100.0000000%

Class B
Note Balance @ 01/18/22	25,500,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	25,500,000.00
Note Factor @ 02/15/22	100.0000000%

Class C
Note Balance @ 01/18/22	12,750,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	12,750,000.00
Note Factor @ 02/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	246,892.63
Total Principal Paid	16,467,456.83
Total Paid	16,714,349.46

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.10329%
Coupon	0.35329%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	146,685.88
Principal Paid	16,467,456.83
Total Paid to A-3 Holders	16,614,142.71

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2912569
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.4265015
Total Distribution Amount	19.7177584

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5205319
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	58.4366814
Total A-3 Distribution Amount	58.9572133

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	732.94
Noteholders' Principal Distributable Amount	267.06

Account Balances	$ Amount
Reserve Account
Balance as of 01/18/22	8,498,098.59
Investment Earnings	188.36
Investment Earnings Paid	(188.36)
Deposit/(Withdrawal)	-
Balance as of 02/15/22	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,099,199.16	$1,009,981.26	$828,754.24
Number of Extensions	48	46	38
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.23%	0.18%